Shareholder Report, Line Graph (Details) WE0000000002517A_Dimensional US Small Cap Value ETF_Single_TSR Annual {Single} - USD ($)					12 Months Ended
	Oct. 31, 2024	Oct. 31, 2023	Oct. 31, 2022	Feb. 23, 2022	Oct. 31, 2025
Dimensional US Small Cap Value ETF
Account Value [Line Items]
Line Graph and Table Measure Name					Dimensional US Small Cap Value ETF – NAV
Accumulated Value	$ 12,728	$ 9,895	$ 10,192	$ 10,000	$ 13,363
Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name					Russell 3000® Index
Accumulated Value	13,806	10,015	9,240	10,000	$ 16,679
Russell 2000® Value Index
Account Value [Line Items]
Line Graph and Table Measure Name					Russell 2000® Value Index
Accumulated Value	$ 11,486	$ 8,716	$ 9,677	$ 10,000	$ 12,620